Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Share Capital	Additional paid in capital	Other comprehensive income (Loss)	Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 177,139	$ 20,347	$ (2,850)	$ (161,118)	$ 33,517
Beginning Balance, Shares at Dec. 31, 2014	146,984
Net loss for the period				$ (561)	(561)
Foreign currency translation			$ (2,835)		(2,835)
Stock-based compensation					$ 0
Issue of share capital - stock options, Amount
Issue of share capital - stock options, Shares
Ending Balance, Amount at Mar. 31, 2015	$ 177,139	$ 20,347	$ (5,685)	$ (161,679)	$ 30,121
Ending Balance, Shares at Mar. 31, 2015	146,984
Beginning Balance, Amount at Dec. 31, 2015	$ 177,206	20,517	(7,778)	(168,949)	20,996
Beginning Balance, Shares at Dec. 31, 2015	147,331
Net loss for the period				(1,632)	(1,632)
Foreign currency translation			1,399		1,399
Stock-based compensation		42			42
Issue of share capital - stock options, Amount	$ 16	(5)			11
Issue of share capital - stock options, Shares	60
Issue of share capital - Sandstorm, Amount	$ 1,338				1,338
Issue of share capital - Sandstorm, Shares	5,129
Ending Balance, Amount at Mar. 31, 2016	$ 178,560	$ 20,554	$ (6,379)	$ (170,581)	$ 22,154
Ending Balance, Shares at Mar. 31, 2016	152,520